Subsequent Events (Details) - USD ($)				1 Months Ended			2 Months Ended		4 Months Ended	6 Months Ended			12 Months Ended
	Sep. 29, 2023	Aug. 10, 2023	May 19, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	May 15, 2023	Apr. 30, 2023	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Issuance fees											$ 97,000
Amount of draw executed											3,831,000
Proceeds from related party loans											$ 5,000,000	$ 12,500,000	$ 23,000,000	$ 20,500,000
Forfeited (in shares)											568,175		126,274	293,677
Vested (in shares)						5,176,366					5,176,366		453,590
Vesting period													4 years
Share price						$ 3.75					$ 3.75
Related party
Subsequent Events
Interest rate percentage									4.60%
Subsequent Events
Subsequent Events
Interest rate percentage	5.00%
Warrants exercisable term	5 years
Total proceeds	$ 10,200,000
Percentage of fully diluted common stock	3.00%
Percentage of fair value common stock	85.00%
Warrants to purchase common stock shares	10,209,994
Exercise price of warrants	$ 1.00
Proceeds from issuance of warrants	$ 10,200,000
Debt instrument term	2 years 6 months
Conversion price	$ 10.00
Stock issued during period shares new issue (in shares)	200,000
Stock issued during period shares new issue	$ 32,900,000
Conversion of Incremental shares	1
Subsequent Events | Structuring shares
Subsequent Events
Stock issued during period shares new issue (in shares)	3,168,121
Subsequent Events | Incremental shares
Subsequent Events
Stock issued during period shares new issue (in shares)	314,889
Subsequent Events | Minimum
Subsequent Events
Exercise price of warrants	$ 1.50
Class of warrants rights exercisable	1.50
Subsequent Events | Warrants exercisable price at 10.00
Subsequent Events
Class of warrants rights exercisable	10.00
Subsequent Events | Warrants exercisable price at 12.50
Subsequent Events
Exercise price of warrants	12.50
Class of warrants rights exercisable	12.50
Subsequent Events | Warrants exercisable price at 15.00
Subsequent Events
Exercise price of warrants	15.00
Class of warrants rights exercisable	$ 15.00
Subsequent Events | Amended and restated sponsor support and lockup agreement
Subsequent Events
Forfeited (in shares)	1,773,631
Vested (in shares)	1,173,631
Non-Forfeited (in shares)	1,343,113
Vesting period	5 years
Share price	$ 14.00
Business combination threshold business period	20 days
Deferred shares	873,631
Underwriting cash discount per unit	$ 20.00
Weighted average trading days	20 days
Public warrants expire	30 days
Additional deferred founder shares	300,000
Subsequent Events | Forward purchase agreements, subscription agreements and side letter
Subsequent Events
Stock issued during period shares new issue (in shares)	3,168,121
Stock issued during period shares new issue	$ 32,900,000
Conversion of Incremental shares	1
Subsequent Events | Forward purchase agreements, subscription agreements and side letter | Structuring shares
Subsequent Events
Stock issued during period shares other (in shares)	200,000
Subsequent Events | Forward purchase agreements, subscription agreements and side letter | Incremental shares
Subsequent Events
Stock issued during period shares other (in shares)	314,889
Subsequent Events | 2023 NKMAX Loans
Subsequent Events
Aggregate gross proceeds									$ 5,000,000.0
Subsequent Events | Graf Acquisition Corp | Amended and restated sponsor support and lockup agreement
Subsequent Events
Business combination shares issuable	4,290,375
Subsequent Events | Graf Acquisition Corp | Forward purchase agreements, subscription agreements and side letter | Structuring shares
Subsequent Events
Stock issued during period shares new issue (in shares)	34,889
Subsequent Events | Graf Acquisition Corp | Forward purchase agreements, subscription agreements and side letter | Incremental shares
Subsequent Events
Stock issued during period shares new issue (in shares)	80,000
Subsequent Events | 2023 Convertible Notes
Subsequent Events
Interest rate percentage													4.55%
Total proceeds			$ 800,000				$ 1,400,000	$ 4,100,000
Proceeds from related party loans				$ 300,000
Debt instrument interest rate				5.12%
Debt instrument term				30 days									3 years
Subsequent Events | 2023 Convertible Notes | Related party
Subsequent Events
Total proceeds								$ 100,000
Subsequent Events | 2027 Convertible Notes
Subsequent Events
Interest rate percentage	5.00%
Interest rate percentage in kind	8.00%
Warrants to purchase common stock shares	1,000,000
Exercise price of warrants	$ 11.50
Proceeds from issuance of warrants	$ 10,000,000.0
Debt instrument term	4 years
Conversion price	$ 10.00
Subsequent Events | Revolving Line of Credit
Subsequent Events
Description of Variable Rate Basis						P1M
Variable rate percentage						2.85%
Interest rate percentage						7.50%					7.50%
Issuance fees						$ 100,000
Restricted cash balance to be maintained						300,000					$ 300,000
Amount of draw executed					$ 1,100,000	3,800,000
Maximum borrowing capacity	$ 15,000,000.0			$ 1,100,000		5,000,000.0	$ 1,100,000				5,000,000.0
Minimum deposits on line of credit						$ 15,000,000.0					$ 15,000,000.0
Repayments of draw		$ 0								$ 0
Debt instrument term						1 year